General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2023
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Eexpenses	GENERAL AND ADMINISTRATIVE EXPENSES
(in thousands)	March 31, 2023	March 31, 2022
Salaries and related expenses	$151	$125
Professional services	565	377
Consulting and director fees	263	419
Travel	14	36
Office and general	326	442
Regulatory and filing fees	27	21
Shareholder relations	46	239
Total	$1,392	$1,659